Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Non-Accrual of Financial Assets (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Dislcosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	¥ 65,294	¥ 73,459
Ending balance	73,118	65,294
Interest income recognized during the reporting period	799	555
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	3,918	2,367
Consumer borrowers | Real estate loans | Japan
Dislcosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	1,693	1,824
Ending balance	1,095	1,693
Interest income recognized during the reporting period	246	235
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	129	41
Consumer borrowers | Real estate loans | Overseas
Dislcosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	547	475
Ending balance	1,107	547
Interest income recognized during the reporting period	0	0
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	100	0
Consumer borrowers | Card loans | Japan
Dislcosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	1,367	503
Ending balance	0	1,367
Interest income recognized during the reporting period	27	28
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	0	0
Consumer borrowers | Other | Japan
Dislcosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	5,429	2,391
Ending balance	96	5,429
Interest income recognized during the reporting period	169	170
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	7	10
Consumer borrowers | Other | Overseas
Dislcosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	1,105	519
Ending balance	2,574	1,105
Interest income recognized during the reporting period	0	0
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	35	0
Corporate borrowers | Non-recourse Loans | The Americas
Dislcosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	3,248	8,787
Ending balance	3,116	3,248
Interest income recognized during the reporting period	0	0
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	0	0
Corporate borrowers | Other than non-recourse loans | Real estate companies | Japan
Dislcosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	219	351
Ending balance	115	219
Interest income recognized during the reporting period	45	51
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	4	13
Corporate borrowers | Other than non-recourse loans | Real estate companies | Overseas
Dislcosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	12,804	20,879
Ending balance	16,093	12,804
Interest income recognized during the reporting period	0	0
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	0	0
Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Japan
Dislcosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	1,118	1,267
Ending balance	355	1,118
Interest income recognized during the reporting period	312	71
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	42	190
Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Overseas
Dislcosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	20,470	18,634
Ending balance	27,636	20,470
Interest income recognized during the reporting period	0	0
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	2,319	2,113
Loans to Equity Method Investees
Dislcosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	667	58
Ending balance	1,929	667
Interest income recognized during the reporting period	0	0
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	1,282	0
Net investment in leases
Dislcosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	16,627	17,771
Ending balance	19,002	16,627
Interest income recognized during the reporting period	0	0
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	¥ 0	¥ 0